FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Operating expenses:
Selling and marketing expenses	$ 74,304	$ 64,763	$ 41,059
General and administrative expenses	82,783	65,422	52,331
Total operating expenses	160,281	133,901	94,791
Interest income	939	785	699
Interest expense	(13,880)	(4,603)	(2,466)
Income tax expenses	3,354	5,838	13,280
Net income/(loss) attributable to iKang Healthcare Group, Inc.	(11,251)	18,325	27,113
PARENT COMPANY
Operating expenses:
Selling and marketing expenses			15
General and administrative expenses	8,015	5,000	10,536
Total operating expenses	8,015	5,000	10,551
Interest income	89	24	25
Interest expense		(2)
Equity in earnings/(loss) of subsidiaries and VIE entities	(3,325)	23,303	37,639
Income/(loss) before provision for income tax expenses	(11,251)	18,325	27,113
Net income/(loss) attributable to iKang Healthcare Group, Inc.	$ (11,251)	$ 18,325	$ 27,113